Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Condensed Consolidated Statements of Operations
Revenue	$ 257	$ 262	$ 784	$ 753
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember
Operating costs and expenses:
Operating expense (exclusive of depreciation and amortization)	$ 131	$ 136	$ 384	$ 399
Selling, general and administrative expense (including stock-based compensation)	36	30	96	89
Depreciation and amortization	53	55	158	157
Impairment of goodwill and intangible assets (note 4)	525		525
Cost and expenses	745	221	1,163	645
Operating income (loss)	(488)	41	(379)	108
Other income (expense):
Interest expense (including amortization of deferred loan fees)	(12)	(13)	(34)	(36)
Other, net	3	1	6	4
Total other income (expense)	(9)	(12)	(28)	(32)
Earnings (loss) before income taxes	(497)	29	(407)	76
Income tax benefit (expense)	110	(8)	82	(22)
Net earnings (loss)	(387)	21	(325)	54
Net earnings (loss) attributable to GCI Liberty, Inc. shareholders	$ (387)	$ 21	$ (325)	$ 54
Basic net earnings (loss) attributable to Series A, Series B and Series C GCI Group shareholders per common share (note 2)	$ (13.34)	$ 0.72	$ (11.21)	$ 1.86
Diluted net earnings (loss) attributable to Series A, Series B and Series C GCI Group shareholders per common share (note 2)	$ (13.34)	$ 0.72	$ (11.21)	$ 1.86